Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Investments
Debt securities, available for sale, at fair value	$ 13,194	[1]	$ 6,556	[2]
Policy loans	104		110
Receivable for securities sold	15		15
Total investments	13,313		6,681
Cash and cash equivalents	5,602		11,105
Accrued investment income	80		64
Reinsurance recoverable from affiliate	25,199		25,525
Assets on deposit	349,937		89,313
Premiums receivable, net	28		32
Net deferred tax asset	440		611
Receivable from affiliate	2,765		2,865
Other assets and receivables	220		502
Federal income taxes recoverable from affiliate	1,797		1,884
Total assets	399,381		138,582
Liabilities
Claim and policy benefit reserves - life and health	22,368		23,196
Policyholder account balances	353,549		93,047
Unearned premiums	3		3
Payables to affiliates	1,292		870
Accounts payable and other liabilities	2,954		2,365
Total liabilities	380,166		119,481
Commitments and contingencies		[3]		[3]
Stockholder's equity
Common stock	5,000	[4]	5,000	[4]
Additional paid in capital	10,500		10,500
Accumulated other comprehensive income, net of tax	222	[5]	269	[6]
Retained earnings (deficit)	3,493		3,332
Total stockholder's equity	19,215		19,101
Total liabilities and stockholder's equity	$ 399,381		$ 138,582

[1]	Amortized cost - $12,854
[2]	Amortized cost - $6,144
[3]	Note 11.
[4]	Common stock, $5 par value, authorized 1,000 shares; issued and outstanding 1,000 shares
[5]	Accumulated other comprehensive income, net of tax expense - $118
[6]	Accumulated other comprehensive income, net of tax expense - $143